Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0000830271
Registrant Name	Nuveen Municipal Income Fund, Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES